Business combinations	12 Months Ended
Dec. 31, 2025
Business Combinations Disclosure1 [Abstract]
Business combinations	Business combinations
The following business combinations were completed during the years ended December 31, 2024 and 2023, that were accounted for under the acquisition method.
No business combinations were entered into by the Group for the year ended December 31, 2025.
Year ended December 31, 2024
a.Tria
On April 2, 2024, the Group closed on a transaction acquiring 66.67% interest in Tria Comercializadora de Energia Ltda. The business combination is a joined effort between the Group and individuals within the energy sector establishing an energy trading company. The Group invested R$100 million (US$19.8 million) of capital for 66.67% of Tria. The remaining 33.3% share capital was acquired by non-controlling interest for no consideration.
Details of the purchase consideration paid, the net identifiable assets acquired, non-controlling interest and goodwill recognized are listed in the table below. The cash consideration is comprised of cash and accounts receivable paid by the Group for its investment in Tria. On a consolidated level there were no cash outflows for the Group.
b.GPMS
On April 26, 2024, the Group closed a transaction acquiring a private equity carve-out interest from Aberdeen Plc, a European global investment group. The newly acquired business, together with Patria’s existing global private markets vehicles, will form a new vertical – Global Private Markets Solutions (“GPMS”).
The purchase consideration includes a contingent consideration recognized at a fair value of GBP 21.6 million (US$ 29.1 million). The settlement of the contingent consideration will take place between thirty-four and thirty-six months after the closing date and depends on GPMS achieving set revenue targets. The contingent consideration is capped at a maximum amount of GBP 20.0 million (US$ 26.9 million) plus interest.
Upon finalization of the acquisition price paid, additional goodwill to the value of GBP0.9 million (US$1.1 million) was recognized for the year ended December 31, 2025.
Details of the purchase consideration paid, the net identifiable assets acquired, and goodwill recognized are listed in the table below.
c.CSHG
On May 24, 2024, the Group closed on a transaction with Credit Suisse acquiring 100% of its Real Estate business in Brazil (“CSHG”) that includes seven REITS. Details of the purchase consideration, the net identifiable assets acquired, and the goodwill are listed in the table below.
d.Nexus
On July 16, 2024, the Group completed a 100% acquisition of Nexus Capital, an independent alternative real estate asset manager in Colombia. The Permanent Capital vehicles linked to the acquisition is expected to be immediately accretive to the Group's Fee Related and Distributable Earnings. The business combination with Nexus includes a contingent consideration recognized at a current fair value of COP 18 billion (US$4.8 million). The settlement of the contingent consideration is due by 2027 and is dependent on the business achieving set benchmark fees with no limit placed on the potential final contingent settlement. Details of the purchase consideration, the net identifiable assets acquired, and the goodwill are listed in the table below.
Details of the purchase consideration, the net identifiable assets acquired, and the goodwill are listed in the table below.

Acquisition date fair value of each major class of identifiable assets and liabilities recognized
	66.67% Tria April 2, 2024	GPMS carve-out April 26, 2024	100% Credit Suisse’s Real Estate business May 24, 2024	100% Nexus July 16, 2024

Total purchase consideration
Cash consideration paid (a)	19,811	73,772	58,243	—
Equity consideration paid	—	—	—	14,690
Consideration payable	—	37,551	70,338	—
Contingent consideration payable	—	24,087	—	6,358
Total consideration transferred	19,811	135,410	128,581	21,048

Non-controlling interest (b)	6,604	—	—	—
Total consideration	26,415	135,410	128,581	21,048

The assets and liabilities recognized because of the acquisition are as follows: (c)
Cash and cash equivalents	9,906	19,506	—	345
Accounts receivable	9,905	1,751	—	491
Recoverable taxes	—	—	—	376
Short term investments	—	—	—	3
Property, plant and equipment	—	—	—	22
Other assets	—	48,127	—	2
Accounts payable	—	(226)	—	—
Personnel liabilities	—	(7,170)	(1,903)	(255)
Tax liabilities	—	—	—	(474)
Deferred tax asset / (liabilities) (c)	—	24	—	(235)
Loans	—	—	—	(95)
Deferred consideration payable on acquisition	—	—	(4,368)	—
Other liabilities	—	(54,258)	—	(768)
Intangible assets: contractual rights	—	92,754	114,107	9,872
Non-compete	—	4,358	—	1,211
Net identifiable assets acquired	19,811	104,866	107,836	10,495

Total consideration less net identifiable assets acquired: Goodwill (c)	6,604	30,544	20,745	10,553

(a)Purchase consideration – cash outflow for the year ending December 31, 2024, to acquire the subsidiary, net of cash acquired:

	66.67% Tria April 2, 2024	GPMS carve-out April 26, 2024	100% Credit Suisse’s Real Estate business May 24, 2024	100% Nexus August 26, 2024	Total

Cash flow reconciliation
Cash consideration	19,811	73,772	58,243	—	151,826
Less: Cash acquired	(19,811)	(19,506)	—	(345)	(39,662)
Net outflow/(inflow) of cash - investing activities	—	54,266	58,243	(345)	112,164

Non-cash reconciliation
Total consideration	26,415	135,410	128,581	21,048	311,454
Less: Cash consideration paid	(19,811)	(73,772)	(58,243)	—	(151,826)
Less: Class A common share issued	—	—	—	(14,690)	(14,690)
Non-cash additions to the Group’s Statement of Financial Position	6,604	61,638	70,338	6,358	144,938
(b)The Group recognizes non-controlling interests in an acquired entity either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets. The decision is made on an acquisition-by-acquisition basis. For the non-controlling interests in Tria, the Group elected to recognize the non-controlling interests at its proportionate share of the acquired net identifiable assets.
(c)During 2025, a deferred tax liability ("DTL") was recognized with a corresponding increase in goodwill for the fair value adjustments made on the date of acquisition to intangible assets acquired through business combinations. The recognition of the DTL with the corresponding increase in goodwill was not considered in the purchase price allocation for the business combinations during 2024 and as a result not included in the purchase allocation above. The impact in 2025 for business combinations that took place in 2024 amounted to US$24,672 - refer to note 14.
Year ended December 31, 2023
a.Kamaroopin
On April 12, 2023, the Group closed on the transaction with the controlling shareholder of Kamaroopin to acquire the remaining 60% interest and enter a business combination with Kamaroopin. The acquisition date carrying value of the Group’s previously held equity interest in Kamaroopin was remeasured to fair value at the acquisition date resulting in a US$4.2 million gain recognized in net income within other income (refer to note 26 for the 2023 financial year). The acquisition is structured as a combination of cash and equity consideration. Details of the purchase consideration, the net assets acquired, and the goodwill are listed below. The first tranche of the acquisition of Kamaroopin was signed on December 8, 2021, and closed on February 1, 2022, and the second tranche was signed on March 16, 2023, and closed on April 12, 2023. The second stage completed the acquisition of the remaining 60%. As a result, Patria currently owns 100% of Kamaroopin.
b.Patria Asset Management
(formerly Gestoría Externa de Portafolios S.A.)
On November 1, 2023, the Group closed on a transaction with Banca de Inversión Bancolombia S.A. Corporación Financiera (“Bancolombia”), a financial conglomerate in Colombia entering into an agreement for the Group to subscribe for the acquisition of 50.74 per cent of the controlling shareholding in a Colombian entity Gestoría Externa de Portafolios S.A. renamed to Patria Asset Management. Bancolombia remains as the non-controlling interest shareholder entering into a shareholders agreement relating to the new entity. Details of the purchase consideration, the net assets acquired, and the goodwill are listed below.

The assets and liabilities recognized because of the acquisition are as follows:
	100% Kamaroopin April 12, 2023	50.74% Patria Asset Management November 1, 2023

Total purchase consideration
Cash consideration paid (a)	2,024	4,787
Consideration payable	—	24,415
Contingent consideration payable	4,707	—
Equity consideration	10,130	—
Total consideration transferred	16,861	29,202

Non-controlling interest (b)	—	15,147
Fair value of equity interest previously held	11,132	—
Total consideration	27,993	44,349

The assets and liabilities recognized as a result of the acquisition are as follows: (c)
Cash and cash equivalents	178	—
Net working capital	(101)	—
Intangible assets: contractual rights	—	30,911
Intangible assets: non-contractual customer relationships	10,560	—
Intangible assets: brands	868	—
Property and equipment	15	—
Net identifiable assets acquired	11,520	30,911

Total consideration less net identifiable assets acquired: Goodwill (c)	16,473	13,438

(a)Purchase consideration – cash outflow for the year ending December 31, 2023, to acquire the subsidiary, net of cash acquired:

Cash flow reconciliation	Kamaroopin	Patria Asset Management	Total
Cash consideration	2,024	4,787	6,811
Less: Cash acquired	(178)	—	(178)
Net outflow of cash -investing activities	1,846	4,787	6,633

Non-cash reconciliation
Total consideration	16,861	29,202	46,063
Less: Cash consideration paid	(2,024)	(4,787)	(6,811)
Less: Class A common share issued	(10,130)	—	(10,130)
Non-cash additions to the Group’s Statement of Financial Position	4,707	24,415	29,122
(b)The Group recognizes non-controlling interests in an acquired entity either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets. The decision is made on an acquisition-by-acquisition basis. For the non-controlling interests in Patria Asset Management (“PAM”), the Group elected to recognize the non-controlling interests at its proportionate share of the acquired net identifiable assets.
(c)During 2025, a deferred tax liability ("DTL") was recognized with a corresponding increase in goodwill for the fair value adjustments made on the date of acquisition to intangible assets acquired through business combinations. The recognition of the DTL with the corresponding increase in goodwill was not considered in the purchase price allocation for the business combinations during 2023 and as a result not included in the purchase allocation above. The impact in 2025 for business combinations that took place in 2023 amounted to US$12,085 - refer to note 14.